Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary vote for share	one
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	34,502,500	34,502,500	34,502,500
Shares subject to possible redemption	34,500,000	34,500,000